Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2019
Furniture and fixtures [Member]
Estimated useful lives of property and equipment	5 years
Vehicles [Member]
Estimated useful lives of property and equipment	3 years
Electronic equipment [Member]
Estimated useful lives of property and equipment	3 years